Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 13, 2012
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000067160
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 13, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2011

MML SERIES INVESTMENT FUND

Supplement dated January 13, 2012 to the

Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the MML Income & Growth Fund found on page 74 under the heading Investment Objective:

The Fund seeks long-term total return and current income.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0000067160_SupplementTextBlock

MML SERIES INVESTMENT FUND

Supplement dated January 13, 2012 to the

Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the MML Income & Growth Fund found on page 74 under the heading Investment Objective:

The Fund seeks long-term total return and current income.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Income & Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000067160_SupplementTextBlock

MML SERIES INVESTMENT FUND

Supplement dated January 13, 2012 to the

Prospectus dated May 1, 2011

This supplement provides new and additional information beyond that contained in the Prospectus and any existing supplements. It should be retained and read in conjunction with the Prospectus and any existing supplements.

The following information replaces similar information for the MML Income & Growth Fund found on page 74 under the heading Investment Objective:

The Fund seeks long-term total return and current income.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term total return and current income.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011